S000010030 [Member] Investment Objectives and Goals - The Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through current income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.